Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Finished goods	$ 3,506	$ 1,819
Raw materials	4,967	2,277
Work in process	5,368	2,359
Tooling	605	338
Inventory, gross	14,446	6,793
Allowance for obsolescence	(1,281)	(468)
Total	$ 13,165	$ 6,325